STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS	12 Months Ended
Sep. 30, 2021
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS

NOTE 17 – STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS

Stock-based compensation to third parties

During the fiscal year ended September 30, 2021, the Company issued a total of 550,000 ordinary shares to third parties for their software development, marketing and promoting services provided to the Company’s subsidiary xSigma Corporation and xSigma Collectibles Limited. The Company accounts for share-based payment exchanged for services at the estimated grant date fair value. The shares had an estimated fair value of $3,149,000 which is measured based on their fair market value on the date of grant. For the fiscal year ended September 30, 2021, the Company recognized $1,257,989 for the compensation cost, and $787,880 of which was capitalized for Defi Exchange and xSigma Trading development.

Stock Option

On April 5, 2021, the Company entered into a Consulting Agreement with a third-party consultant for her marketing and promoting services provided to xSigma Corporation. Pursuant to the Consulting Agreement, the Company issued 250,000 stock options, of which 50,000 options are exercisable upon execution of the Consulting Agreement and the 200,000 stock options shall vest in four equal installments on a quarterly basis (50,000 shares every three months). The Company estimates the fair value of the share-based option awards on the date of grant using the Black-Scholes option-pricing model (the “Black-Scholes model”). Using the Black-Scholes model, the value of the award that is ultimately expected to vest is recognized over the requisite service period in the statement of operations. The Company attributes compensation to expense using the straight-line single option method for the options granted.

A summary of stock option activity for the year ended September 30, 2021, is presented below:

			Remaining
	Shares Underlying	Weighted Average	Contractual	Grant-Date
	Options	Exercise Price	Term (Years)	Fair Value
Outstanding at October 1, 2020	—	$—	—	—
Granted	250,000	$10	1	$1,085,386
Exercised	—	$—	—	—
Forfeited	—	$—	—	—
Outstanding at September 30, 2021	250,000	$10	0.5	$1,085,386

Exercisable at September 30, 2021	100,000	$10	0.5	$—

Stock Warrants

In connection with the IPO on September 1, 2017, the Company issued warrants equal to seven percent (7%) of the shares issued, totaling 74,784 units to the placement agents. The warrants carry a term of five years, and shall not be exercisable for a period of six months from the closing of the IPO and shall be exercisable at $5 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of September 30, 2021, all warrants were exercised on cashless basis and 38,304 shares of Company’s ordinary shares were issued to the placement agent.

On February 15, 2021, the “Company entered into a Consultancy Agreement (the “Agreement”) with Dentoro Alliance LP, a company incorporated in the Republic of Ireland (the “Consultant”). Pursuant to the Agreement, the Consultant agreed to provide marketing and software platform development services for the business development of xSigma Corporation, a subsidiary of the Company (“xSigma Corporation”), including website development, protocol development and implementation, social media and community management, content creation and public relations management. In exchange for the Consultant’s services, the Company agreed to pay the Consultant initial compensation and performance earn-out. The initial compensation includes 250,000 ordinary shares of the Company which were issued upon execution of the Agreement, and warrants to purchase a total of 2,500,000 ordinary shares, which include (i) warrants to purchase 400,000 ordinary shares, exercisable at $1.00 per share only when Company’s closing bid price is at least $2.00 for ten consecutive trading days, (ii) warrants to purchase 1,000,000 ordinary shares, exercisable at $1.50 per share only when Company’s closing bid price is above $2.50 for seven consecutive trading days, (iii) warrants to purchase 500,000 ordinary shares, exercisable at $2.00 per share only when Company’s closing bid price is at least $3.50 for seven consecutive trading days, (iv) Warrants to purchase 600,000 ordinary shares, exercisable at $2.50 per share, only when Company’s closing bid price is at least $4.25 for seven consecutive trading days. All the warrants will expire nine months after issuance and may be permitted for cash or cashless exercise at Company’s option pursuant to a definitive warrant agreement. The performance earn-out includes 1,000,000 ordinary shares of the Company if xSigma Corporation generates $2,500,000 or more in audited operating net income in any fiscal year of xSigma Corporation (the “Milestone Event”). This performance earn-out precludes the Consultant from earning any additional share based on the Milestone Event. As of September 30, 2021, the Consultant is entitled to all milestone warrants with an estimated fair value of $9,021,000, and no warrants were exercised by the Consultant during the fiscal year ended September 30, 2021. The performance earn-out shares were not accrued during the fiscal year 2021 as the performance condition was not achieved and it is not probable the performance condition will be achieved.

To evaluate the fair value of the warrants, a Monte Carlo simulation analysis was performed to calculate the fair value of the committed warrants. The Company’s share price was simulated under a risk-neutral framework using Geometric Brownian Motion (“GBM”). The daily share price was simulated from the valuation date through to the latest expiry date (Tranche 4, February 15, 2023), the key assumptions applied in the model are as follows:

●	Risk Free Rate: A risk-free rate of 0.20% was determined for a two-year term from a zero-coupon curve based on US Dollar Deposit and Swap rates as at February 15, 2021.
●	Share Price: The ZK share price data was obtained from Thomson Reuters. A common share price of $5.30 was used based on the closing share price as at February 12, 2021 (the last trading day prior to the Valuation Date).
●	Dividend Yield: Management does not expect dividends to be distributed during the term of the Warrants. Therefore, a zero-dividend yield was assigned in the model over the term of the Warrants.
●	Volatility: A volatility estimate of 80% was used based on ZK’s observed historic volatility over the prior 2.0-years.

As of September 30, 2021, the Company had outstanding 4,774,642 warrants issued in connection with the consulting arrangement and stock offering. The following is a summary of the change in outstanding warrants during the fiscal year ended September 30, 2021:

			Weighted Average
			Remaining
	Shares Underlying	Weighted Average	Contractual
	Options/Warrants	Exercise Price	Term (Years)
Outstanding at October 1, 2020	74,784	$5
Issued	5,091,540	$3.03	5
Exercised	(391,682)	$4.39	—
Forfeited	—	$—	—
Outstanding at September 30, 2021	4,774,642	$2.87	4.7

Exercisable at September 30, 2021	4,774,642	$2.87	4.7